Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, D.C. 20006 Telephone 202-822-9611 Fax 202-822-0140 www.stradley.com

Michael E. Schapiro, Esquire
202.507.5163
mschapiro@stradley.com

November 1, 2024

VIA EDGAR SUBMISSION
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Nationwide Mutual Funds (the “Registrant”)
File No. 333-282323

Ladies and Gentlemen:

Attached for filing, pursuant to the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via EDGAR, please find Pre-Effective Amendment No. 2 to the registration statement on Form N-14 (the “Registration Statement”) of Nationwide Destination Retirement Fund (the “Fund”), a series of the Registrant. The Registration Statement is being filed to include a revised legal opinion and consent of counsel relating to the legality of the shares being offered.

The Fund has registered an indefinite number of shares pursuant to Rule 24f-2 under the 1933 Act. Therefore, no filing fee is due at this time.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number or, in my absence, to Jessica D. Burt, Esq. at (202) 419-8409.

Very truly yours,

/s/ Michael E. Schapiro
Michael E. Schapiro, Esquire

cc:	Allan J. Oster, Esquire

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